Employee Benefit Plans (Tables) - Noble Finance Company [Member]	11 Months Ended
Dec. 31, 2021
Reconciliation of Changes in Projected Benefit Obligations for our Non - U.S. and U.S. Plans
A reconciliation of the changes in projected benefit obligations (“PBO”) for our non-US
and US plans is as follows:

	Successor		Predecessor
	Period From February 6, 2021 through December 31, 2021		Period From January 1, 2021 through February 5, 2021		Year Ended December 31, 2020
	Non-US	US	Non-US	US	Non-US	US
Benefit obligation at beginning of period	$63,729	$256,417	$67,943	$266,090	$62,485	$240,249
Interest cost	1,228	5,993	97	615	1,877	7,567
Actuarial loss (gain)	1,548	(6,465)	(4,366)	(6,491)	7,190	28,266
Plan amendments	—	—	—	—	104	—
Benefits paid	(2,456)	(7,199)	(138)	(1,515)	(2,261)	(8,024)
Settlements and curtailments	—	(5,208)	—	(2,282)	(3,751)	(1,968)
Foreign exchange rate changes	(983)	—	193	—	2,299	—

Benefit obligation at end of period	$63,066	$243,538	$63,729	$256,417	$67,943	$266,090

Reconciliation of Changes in Fair Value of Plan Assets
A reconciliation of the changes in fair value of plan assets is as follows:

	Successor		Predecessor
	Period From February 6, 2021 through December 31, 2021		Period From January 1, 2021 through February 5, 2021		Year Ended December 31, 2020
	Non-US	US	Non-US	US	Non-US	US
Fair value of plan assets at beginning of period	$79,146	$221,743	$83,808	$222,417	$76,429	$194,160
Actual return on plan assets	2,998	12,254	(4,763)	838	8,741	36,247
Employer contributions	—	5,240	—	2,285	—	2,002
Benefits paid	(2,456)	(7,199)	(138)	(1,515)	(2,261)	(8,024)
Settlement and curtailment	—	(5,208)	—	(2,282)	(3,751)	(1,968)
Foreign exchange rate changes	(1,223)	—	239	—	4,650	—

Fair value of plan assets at end of period	$78,465	$226,830	$79,146	$221,743	$83,808	$222,417

Funded Status of Plans
The funded status of the plans is as follows:

	Successor Year Ended December 31,		Predecessor Year Ended December 31,
	2021		2020
	Non-US	US	Non-US	US
Funded status	$15,399	$(16,708)	$15,865	$(43,673)

Schedule of Amounts Recognized in Balance Sheet
Amounts recognized in the Consolidated Balance Sheets consist of:

	Successor Year Ended December 31,		Predecessor Year Ended December 31,
	2021		2020
	Non-US	US	Non-US	US
Other assets (noncurrent)	$15,399	$971	$15,865	$—
Other liabilities (current)	—	(67)	—	(8,169)
Other liabilities (noncurrent)	—	(17,612)	—	(35,504)

Net amount recognized	$15,399	$(16,708)	$15,865	$(43,673)

Schedule of Amounts Recognized in Accumulated Other Comprehensive Loss
Amounts recognized in AOCI consist of:

	Successor		Predecessor
	As of December 31, 2021		As of December 31, 2020
	Non-US	US	Non-US	US
Net actuarial (gain) loss	$(369)	$(6,496)	$3,108	$47,094
Deferred income tax asset (liability)	112	1,364	(558)	(9,890)

Accumulated other comprehensive income (loss)	$(257)	$(5,132)	$2,550	$37,204

Schedule of Pension Costs
Pension costs include the following components:

	Successor		Predecessor
	Period From February 6, 2021 through December 31, 2021		Period From January 1, 2021 through February 5, 2021		Year Ended December 31,
					2020		2019
	Non-US	US	Non-US	US	Non-US	US	Non-US	US
Service cost	$—	$—	$—	$—	$—	$—	$—	$—
Interest cost	1,228	5,993	97	615	1,877	7,567	1,814	8,711
Return on plan assets	(845)	(11,648)	(85)	(1,239)	(1,649)	(11,676)	(2,471)	(10,313)
Amortization of prior service cost	—	—	1	—	10	—	10	—
Recognized net actuarial loss	—	—	—	281	—	2,866	—	2,771
Settlement and curtailment gains	—	(575)	—	301	9	154	—	(37)

Net pension benefit cost (gain)	$383	$(6,230)	$13	$(42)	$247	$(1,089)	$(647)	$1,132

Disaggregated Plan Information
Disaggregated information regarding our
non-US
and US plans is summarized below:

	Successor Years Ended December 31,		Predecessor Years Ended December 31,
	2021		2020
	Non-US	US	Non-US	US
Projected benefit obligation	$63,066	$243,538	$67,943	$266,090
Accumulated benefit obligation	63,066	243,538	67,943	266,090
Fair value of plan assets	78,465	226,830	83,808	222,417

Plans in which PBO Exceeded Fair Value

	Successor Years Ended December 31,		Predecessor Years Ended December 31,
	2021		2020
	Non-US	US	Non-US	US
Projected benefit obligation	$—	$207,059	$—	$266,090
Fair value of plan assets	—	189,382	—	222,417

Plans in which Accumulated Benefit Obligation Exceeded Fair Value of Plan Assets
The following table provides information related to those plans in which the accumulated benefit obligation (“ABO”) exceeded the fair value of plan assets at December 31, 2021 and 2020. The ABO is the actuarially computed present value of earned benefits based on service to date, but differs from the PBO in that it is based on current salary levels. Employees and alternate payees have no longer accrued future benefits under the plans since December 31, 2016.

	Successor Years Ended December 31,		Predecessor Years Ended December 31,
	2021		2020
	Non-US	US	Non-US	US
Accumulated benefit obligation	$—	$207,059	$—	$266,090
Fair value of plan assets	—	189,382	—	222,417

Defined Benefit Plans Key Assumptions
The key assumptions for the plans are summarized below:

	Successor		Predecessor
	Period From February 6, 2021 through December 31, 2021		Period From January 1, 2021 through February 5, 2021		Year Ended December 31, 2020
	Non-US	US	Non-US	US	Non-US	US
Weighted-average assumptions used to determine benefit obligations:
Discount Rate	1.80%	2.63% - 2.89%	1.80%	1.92% - 2.77%	1.40%	1.82% - 2.60%
Rate of compensation increase	N/A	N/A	N/A	N/A	N/A	N/A

	Successor	Predecessor
	Period From February 6, 2021 through December 31, 2021	Period From January 1, 2021 through February 5, 2021	Years Ended December 31,
			2020	2019
	Non-US	Non-US	Non-US	Non-US
Weighted-average assumptions used to determine periodic benefit cost:
Discount Rate	1.80%	1.80%	2.10%	2.90%
Expected long-term return on assets	1.20%	1.20%	2.90%	3.70%
Rate of compensation increase	N/A	N/A	N/A	N/A

	Successor	Predecessor
	Period From February 6, 2021 through December 31, 2021	Period From January 1, 2021 through February 5, 2021	Years Ended December 31,
			2020	2019
	US	US	US	US
Weighted-average assumptions used to determine periodic benefit cost:
Discount Rate	1.92% - 2.77%	1.82% - 2.60%	2.56% - 3.32%	3.65% - 4.29%
Expected long-term return on assets	5.00% - 5.80%	5.10% - 6.10%	5.40% - 6.30%	5.40% - 6.50%
Rate of compensation increase	N/A	N/A	N/A	N/A

Actual Fair Values of Defined Benefit Plans
The actual fair values of the
non-US
plan are as follows:

Successor:	As of December 31, 2021
		Estimated Fair Value Measurements
	Carrying Amount	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$938	$938	$—	$—
Equity securities:
International companies	10,546	10,546	—	—
Fixed income securities:
Corporate bonds	66,981	66,981	—	—

Total	$78,465	$78,465	$—	$—

Predecessor:	As of December 31, 2020
		Estimated Fair Value Measurements
	Carrying Amount	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$5,405	$5,405	$—	$—
Equity securities:
International companies	4,179	4,179	—	—
Fixed income securities:
Corporate bonds	72,407	72,407	—	—
Other	1,817	1,817	—	—

Total	$83,808	$83,808	$—	$—

The actual fair values of US plan assets are as follows:

Successor:	As of December 31, 2021
		Estimated Fair Value Measurements
	Carrying Amount	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$3,718	$3,718	$—	$—
Equity securities:
United States	86,237	—	86,237	—
Fixed income securities:
Corporate bonds	103,504	100,342	3,162	—
Treasury bonds	33,371	33,371	—	—

Total	$226,830	$137,431	$89,399	$—

Predecessor:	As of December 31, 2020
		Estimated Fair Value Measurements
	Carrying Amount	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$1,727	$1,727	$—	$—
Equity securities:
United States	78,019	32,387	45,632	—
International	32,310	32,310	—	—
Fixed income securities:
Corporate bonds	83,645	82,669	976	—
Treasury bonds	26,716	26,716	—	—

Total	$222,417	$175,809	$46,608	$—

Estimated Benefit Payments
The following table summarizes our estimated benefit payments at December 31, 2021:

		Payments by Period
	Total	2022	2023	2024	2025	2026	Thereafter
Estimated benefit payments
Non-US plans	$30,302	$2,514	$2,616	$2,723	$2,835	$2,951	$16,663
US plans	110,107	9,710	10,190	10,397	10,844	11,059	57,907

Total estimated benefit payments	$140,409	$12,224	$12,806	$13,120	$13,679	$14,010	$74,570